Related Party Transactions (Details)	6 Months Ended
Jun. 30, 2023 $ / shares shares
Related Party Transactions [Abstract]
Options granted	212,329
Weighted average exercise price (in Dollars per share) | $ / shares	$ 4.97
Granted shares RSU	490,529
Fair value, description	The fair value of the stock options that were granted during the six months ended June 30, 2023 is $438 thousand, which is expected to be recognized over a 1-4 years vesting period, and the fair value of the granted RSUs is $2,354 thousand, which is expected to be recognized over a 1-4-years vesting period.